Note 23 - Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
(23
)
Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) for unrealized gains and losses securities available for sale for the years ended
December
31,
2016,
2015
and
2014
are as follows:

	Years Ended December 31,
	2016	2015	2014

Beginning Balance	$(4,434,351)	$(4,844,974)	$(9,075,026)

Other Comprehensive Income Before Reclassification	(333,542)	403,055	4,245,717

Amounts Reclassified from Accumulated Other Comprehensive Income	(254,247)	7,568	(15,665)

Net Current Period Other Comprehensive Income	(587,789)	410,623	4,230,052

Ending Balance	$(5,022,140)	$(4,434,351)	$(4,844,974)